Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2013
Marketable Securities [Abstract]
Summary of Marketable Securities Table
The following tables present a summary of our marketable securities (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
At December 31, 2013
Available-for-sale marketable securities
U.S. agency debt securities	$5,002	$—	$(4)	$4,998
Certificate of deposit	245	—	—	245
Corporate debt securities	5,186	2	—	5,188
U.S. government debt securities	4,116	1	—	4,117
Total available-for-sale marketable securities	$14,549	$3	$(4)	$14,548

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
At December 31, 2012
Available-for-sale marketable securities
U.S. agency debt securities	2,500	—	—	2,500
Corporate debt securities	2,000	1	—	2,001
Total debt securities	$4,500	$1	$—	$4,501

Corporate equity securities	2,878	$5,267	—	8,145

Total available-for-sale marketable securities	$7,378	$5,268	$—	$12,646

Investments Classified by Contractual Maturity Date [Table Text Block]
The maturities of available-for-sale debt securities at December 31, 2013 are as follows:

	Available-for-Sale
	Cost Basis	Fair Value
Due in one year or less	$6,896	$6,898
Due after one year through two years	6,153	6,151
Due after two years through five years	1,500	1,499
	14,549	14,548